Segment information - Segment Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Cash equivalents	R$ 564,294	R$ 254,413
Trade receivables	2,708,540	1,834,353
Inventories	1,868,204	1,749,041
Advances to suppliers	192,119	383,257
Total assets	7,523,984	5,685,763
Trade payables	2,604,405	2,301,700
Total borrowings	965,475	710,552	R$ 242,404	R$ 168,571
Advances from customers	488,578	320,560
Total liabilities and equity	7,523,984	5,685,763
Operating segments
Disclosure of operating segments [line items]
Cash equivalents	325,332	254,413
Trade receivables	2,780,989	1,874,828
Inventories	1,900,912	1,749,041
Advances to suppliers	192,185	386,164
Total assets	7,290,568	5,730,248
Trade payables	2,660,377	2,342,165
Total borrowings	965,475	710,552
Advances from customers	488,578	322,070
Total liabilities and equity	7,290,568	5,730,248
Operating segments | Brazil
Disclosure of operating segments [line items]
Cash equivalents	207,744	195,343
Trade receivables	2,194,853	1,379,808
Inventories	1,547,384	1,451,541
Advances to suppliers	176,831	354,163
Total assets	5,926,380	4,602,679
Trade payables	2,304,043	1,988,518
Total borrowings	824,869	588,403
Advances from customers	478,313	318,404
Total liabilities and equity	5,926,380	4,602,679
Operating segments | LATAM
Disclosure of operating segments [line items]
Cash equivalents	22,003	16,951
Trade receivables	343,745	324,152
Inventories	202,239	174,532
Advances to suppliers	2,266	1,202
Total assets	683,894	619,238
Trade payables	309,828	311,612
Total borrowings	71,562	39,755
Advances from customers	7,020	164
Total liabilities and equity	683,894	619,238
Operating segments | LATAM
Disclosure of operating segments [line items]
Cash equivalents	95,585	42,119
Trade receivables	242,391	170,868
Inventories	151,289	122,968
Advances to suppliers	13,088	30,799
Total assets	680,294	508,331
Trade payables	46,506	42,035
Total borrowings	69,045	82,394
Advances from customers	3,245	3,502
Total liabilities and equity	680,294	508,331
Corporate
Disclosure of operating segments [line items]
Cash equivalents	238,962
Trade receivables	0
Inventories	0
Advances to suppliers	0
Total assets	449,779
Trade payables	455
Total borrowings	0
Advances from customers	0
Total liabilities and equity	449,779
Eliminations between segments
Disclosure of operating segments [line items]
Cash equivalents	0	0
Trade receivables	(72,449)	(40,475)
Inventories	(32,708)	0
Advances to suppliers	(66)	(2,907)
Total assets	(216,363)	(44,485)
Trade payables	(56,427)	(40,465)
Total borrowings	0	0
Advances from customers	0	(1,510)
Total liabilities and equity	R$ (216,361)	R$ (44,485)